Notes to the consolidated statements of income - Net deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Notes to the consolidated statements of income
Deferred taxes assets	€ 351,152	€ 361,196
Deferred tax liabilities	785,886	739,702
Net deferred tax liabilities	€ (434,734)	€ (378,506)